Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2035 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(18.24%)
Since Inception	4.64%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	4.46%	[1]

[1]	AFrom August 31, 2018.